STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

NOTE 15. STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

2009 Equity Incentive Plan

During the three months ended June 30, 2013, no awards were granted by the Company from the 2009 Option Plan.

During the six months ended June 30, 2013, the Company granted 70,000 stock options from the 2009 Option Plan to directors without vesting requirements and 123,500 stock options to employees with a Three Year Vesting Period. The options have a weighted average exercise price of $19.34, based on the estimated fair value of the Company’s stock on the date of grant and an aggregate fair value of $1.0 million. The options granted to directors and employees expire 10 years from grant date.

On February 5, 2014, the Company granted 90,000 stock options from the 2009 Option Plan to directors that vest at a rate of 25% per calendar quarter in 2014. The options have an exercise price of $19.75, the estimated fair value of the Company’s stock on the date of grant and an aggregate fair value of $0.5 million. The options granted to directors expire 10 years from grant date.

On April 29, 2014, the Company granted 150,000 stock options with a Three Year Vesting Period from the 2009 Option Plan to employees with a weighted average exercise price of $19.75, the estimated fair value of the Company’s stock on the date of grant, and an aggregate fair value of $0.9 million. The options granted to employees expire 10 years from grant date.

During the three months ended June 30, 2014, none of the option grants had been exercised while 3,334 had expired. During the six months June 30, 2014, none of the option grants had been exercised while 228,334 had expired and 14,166 had been forfeited.

At June 30, 2014, based on 3,686,000 of stock options outstanding, there were 15,160 shares available for award from the 2009 Option Plan and total vested and exercisable shares of 3,036,354.

The total unrecognized compensation cost of $2.6 million for share awards outstanding at June 30, 2014 will be recognized over a weighted average remaining period of 2.2 years.

2013 Stock Incentive Plan

For the three and six months ended June 30, 2014 and 2013, no awards were granted by the Company from the 2013 Stock Incentive Plan.

On August 6, 2014, the Company completed the initial public offering of 7,520,000 shares of Class A common stock for $22.00 per share. Of the 7,520,000 shares sold, 4,554,045 shares were sold by the Company and 2,965,955 shares were sold by certain selling shareholders. This public offering constituted a “Qualified IPO” with respect to the Company’s outstanding 2013 Stock Incentive Plan Restricted Stock Units (“2013 RSUs”) and Option awards (“2013 Plan Options”) and 2009 Warrants. See Note 18 “Subsequent Events” for further information regarding these 2013 RSUs and 2013 Plan Options.

NOTE 16. STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS

2009 Equity Incentive Plan

In 2009, the Company approved the 2009 Equity Incentive Plan (the “2009 Option Plan”) covering its directors, employees and affiliates. The 2009 Option Plan provides for the grant of options to acquire shares of common stock up to an aggregate of the lesser of 10% of issued common stock or 4.375 million shares of common stock.

On January 10, 2011, the Company granted 785,402 options to Company directors with immediate vesting and 560,500 options to Company employees that vest at a rate of 33 1⁄3% on the first, second and third year anniversaries of the grant date (“Three Year Vesting Period”). All the options granted in 2011 have an exercise price of $21, the estimated fair value of the Company’s stock on the date of grant, expire on January 10, 2021.

On two different dates in 2012, the Company granted 275,000 options to employees with a Three Year Vesting Period and a weighted average exercise price of $20.44. The options granted to employees can be exercised within 10 years from grant date starting March 8, 2013. Also in 2012, the Company granted 400,000 stock options to directors without vesting requirements and a weighted average exercise price of $20.62. The options granted to Directors can be exercised within 10 years from grant date.

On four different dates in 2013, the Company granted 370,499 options to employees with a Three Year Vesting Period and a weighted average exercise price of $19.63. The options granted to employees can be exercised within 10 years from grant date starting January 17, 2014. Also in 2013, the Company granted 70,000 stock options to directors without vesting requirements and a weighted average exercise price of $19.25. The options granted to Directors can be exercised within 10 years from grant date.

As of December 31, 2013, none of the option grants had been exercised while 2,002 had expired. During 2013, there were forfeitures of 2,998 options. At December 31, 2013, based on the number of shares of common stock and stock options outstanding, there were 22,660 shares available for award from the 2009 Option Plan. A summary of options outstanding and related vesting is presented below:

	2009 Option Plan
	Number of Options	Options Issued with Immediate Vesting	Options Issued with Three Year Vesting	Non-vested Options at December 31, 2013
Outstanding at December 31, 2011	2,573,001	1,590,001	983,000	774,666

Option granted in 2012	675,000	400,000	275,000	275,000
Options vested in 2012	—	—	—	(301,007)
Options forfeited in 2012	(3,333)	—	(3,333)	(3,333)
Options expired in 2012	(1,667)	—	(1,667)	(1,667)

Outstanding at December 31, 2012	3,243,001	1,990,001	1,253,000	743,659

Option granted in 2013	440,499	70,000	370,499	370,499
Options vested in 2013	—	—	—	(424,005)
Options forfeited in 2013	(2,998)	—	(2,998)	(2,998)
Options expired in 2013	(2,002)	—	(2,002)	(2,002)

Outstanding at December 31, 2013	3,678,500	2,060,001	1,618,499	685,153

The total fair value of stock options vested during the years ended December 31, 2013 and 2012 amounted to $2.9 million and $4.0 million, respectively.

The fair values of the stock options granted for the years ended December 31, 2013 and 2012 were determined utilizing the Black-Scholes pricing model methodology which resulted in a total fair value of $2.4 million and $3.5 million, respectively, on the dates of grant. A summary of assumptions used to calculate the fair values of the 2009 Option Plan awards is presented below:

	2013	2012
Expected volatility	33.6 - 36.4%	35.9%
Expected dividend yield	2.5%	2.5%
Expected term (years)	5.0 - 6.5	6.0
Risk-free interest rate	1.89 - 2.69%	0.89 - 1.41%

Weighted average grant date fair value	$5.44	$5.22

Since the Company’s common stock does not trade on any exchange, the expected volatility is based on the volatility of comparable peer banks. The expected term represents the period of time that the 2009 Option Plan awards are expected to be outstanding from the date of grant. The risk-free interest rate is based on the US Treasury yields for the expected term of the instrument.

When the options are exercised, the shares issued upon such exercise will be newly issued shares. A summary of the Company’s 2009 Option Plan awards that vested at issuance and those subject to vesting as of December 31, 2013, are presented below:

	2009 Option Plan
		Weighted Average
	Number of Options	Remaining Contractual Life (Years)	Fair Value	Exercise Price
Balance at December 31, 2011	2,573,001	8.11	$4.97	$20.59

Awarded	675,000	9.21	$5.22	$20.55
Forfeited	(3,333)		6.05	21.00
Expired	(1,667)		6.05	21.00

Balance at December 31, 2012	3,243,001	7.54	$5.02	$20.58

Awarded	440,499	9.50	$5.44	$19.57
Forfeited	(2,998)		5.29	20.66
Expired	(2,002)		5.48	20.75

Balance at December 31, 2013	3,678,500	6.90	$5.07	$20.46

The Company recorded a total of $2.6 million and $4.3 million of stock-based compensation expense during the years ended December 31, 2013 and 2012, respectively. At December 31, 2013, there remains $2.3 million of stock compensation to be recognized over the remaining vesting term. All outstanding options at December 31, 2013 and 2012 had a weighted average remaining vesting term of 0.32 and 0.34 years, respectively. The weighted average remaining vesting period for unvested options at December 31, 2013 is 1.73 years. No options have been exercised and the Company has recognized related tax benefits of $5.6 million and $4.7 million as of the years ended December 31, 2013 and 2012, respectively.

2013 Stock Incentive Plan

In 2013, the Company approved the 2013 Stock Incentive Plan (the “2013 Incentive Plan”) covering its executive management, directors, individual consultants and employees. The 2013 Incentive Plan provides that awards may be granted under the plan with respect to an aggregate 3,000,000 shares of common stock of the Company. Awards may be made under the 2013 Incentive Plan in the form of (a) incentive stock options, (b) options that do not qualify as incentive stock options, (c) stock appreciation rights, (d) restricted stock, (e) restricted stock units (“RSUs”) and (f) unrestricted stock; provided, that the number of shares of restricted stock, restricted stock units, and shares of unrestricted stock awarded under the Plan shall not exceed 500,000, in the aggregate.

2013 Incentive Plan—Stock Options

On December 23, 2013, the Company granted 1,500,000 options with immediate vesting and 673,000 options that vest in equal installments over a period of three years. The 2013 Incentive Plan options (the “2013 Plan Options”) granted in 2013 have an exercise price of $19.75, the estimated fair value of the Company’s stock on the date of grant, and expire on December 23, 2023.

The 2013 Plan Options granted with immediate vesting are eligible for exercise by the participant upon the earlier of (1) the effective date of a change of control of the Company, or (2) each “Applicable IPO Exercise Date” following the Qualified IPO Closing Date (“QICD”). The Applicable IPO Exercise Date is the date 6 months following the QICD with respect to one-third of the Shares subject to the 2013 Plan Option, the date 18 months following the QICD with respect to one-third of such Shares, and the date 30 months following the QICD with respect to one-third of such Shares.

The 2013 Plan Options granted with a Three Year Vesting Period are eligible for exercise by the participant upon the earlier of (1) the effective date of a change of control of the Company, or (2) each Applicable IPO Exercise Date following the QICD. The Applicable IPO Exercise Date is the date 6 months following the QICD with respect to one-third of the Shares subject to the 2013 Plan Option, the date 18 months following the QICD with respect to one-third of such Shares, and the date 30 months following the QICD with respect to one-third of such Shares. The vesting of the 2013 Plan Options shall be accelerated and fully vested upon the earlier of (1) effective date of a Change in Control or at (2) each of the Applicable IPO Exercise Dates.

As of December 31, 2013, none of the 2013 Plan Options had been exercised, none had expired and none were exercisable. At December 31, 2013, based on the amount of 2013 Incentive Plan stock options outstanding, there were 327,000 shares remaining available for option awards from the 2013 Incentive Plan. A summary of awards outstanding and related vesting is presented below:

	2013 Plan Options
	Number of Options	Exercisable Options at December 31, 2013	Options Issued with Immediate Vesting	Options Issued with Three Year Vesting	Non-vested Options at December 31, 2013
Option granted in 2013	2,173,000	—	1,500,000	673,000	673,000
Options vested in 2013	—	—	—	—	—
Options forfeited in 2013	—	—	—	—	—
Options expired in 2013	—	—	—	—	—

Outstanding at December 31, 2013	2,173,000	—	1,500,000	673,000	673,000

The fair value of the 2013 Plan Options granted for the year ended December 31, 2013 were determined utilizing the Black-Scholes pricing model methodology which resulted in a total fair value of $8.9 million on the dates of grant. A summary of assumptions used to calculate the fair values of the 2013 Plan Options is presented below:

2013
Expected volatility	30.0%
Expected dividend yield	2.50%
Expected term (years)	6.0 - 6.5
Risk-free interest rate	2.03 - 2.20%
Weighted average fair value	$4.09

Since the Company’s common stock does not trade on any exchange, the expected volatility is based on the volatility of comparable peer banks. The Company has no exercise history related to stock option awards, therefore, the Company uses the binomial tree method to calculate the expected stock option term. The risk-free interest rate is based on the US Treasury yields for the expected term of the instrument.

When the options are exercised, the shares issued upon such exercise will be newly issued shares. A summary of the Company’s 2013 Plan Option awards that vested at issuance and those subject to vesting as of December 31, 2013, are presented below:

	2013 Plan Options
		Weighted Average
	Number of Options	Remaining Contractual Life (Years)	Fair Value	Exercise Price
Awarded	2,173,000	9.98	$4.09	$19.75
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—

Balance at December 31, 2013	2,173,000	9.98	$4.09	$19.75

The Company has not recorded stock-based compensation expense during the year ended December 31, 2013 for the 2013 Plan Options. At December 31, 2013, there remains $8.9 million of stock compensation that will be recorded in the consolidated financial statements over the remaining vesting term once the completion of the Qualified IPO or Special Transaction becomes probable. All outstanding 2013 Plan Options awards at December 31, 2013 had a weighted average remaining vesting term of 0.61 years. The weighted average remaining vesting period for unvested options at December 31, 2013 is 1.98 years. No options have been exercised and the Company has not recognized any related tax benefit for the years ended December 31, 2013 and 2012.

2013 Incentive Plan—Restricted Stock Units

On December 23, 2013, the Company granted 500,000 RSUs (the “2013 RSUs”) to certain executives of the Company with immediate vesting under the 2013 Incentive Plan. The 2013 RSUs constitute the right to receive from the Company an equal number of shares of Class A Common Stock of the Company (the “RSU Shares”) or, in the sole discretion of the 2013 Incentive Plan administrator, a cash payment equal to the value of the RSU Shares on the date that the RSUs are exercised or settled. The 2013 RSUs provide that participants have no rights as a shareholder of the Company with the respect to the RSU Shares until exercise or settlement. The 2013 RSUs expire on December 23, 2028.

The 2013 RSUs do not become exercisable until the automatic exercise or settlement upon the earlier of (1) the effective date of a change of control of the Company, or (2) the closing of an initial public offering by the Company raising at least $100 million of proceeds (a “Qualified IPO”), provided that any 2013 RSUs Shares delivered pursuant to (2) may not be transferred for a period of six months after the closing of an initial public offering.

The fair value of the 2013 RSUs was $9.9 million on the date of grant. The fair values of the 2013 RSUs were determined utilizing the fair value of the Company’s common stock of $19.75 per share as of the date of grant.

As of December 31, 2013, there are no remaining shares of restricted stock, restricted stock units, and shares of unrestricted stock awards available for issuance under the 2013 Incentive Plan.

The Company will recognize the entire fair value of the RSUs as compensation expense when the Qualified IPO or Special Transaction becomes probable. As of December 31, 2013, the Company considered that the completion of the performance condition of the 2013 RSUs (a Qualified IPO or Special Transaction), was not probable. The total fair value of the 2013 RSUs outstanding at December 31, 2013 amounted to $9.9 million and will be recorded in the consolidated financial statements once the completion of the Qualified IPO or Special Transaction becomes probable.

During 2013, all 2010 Warrants were relinquished by the recipients and cancelled by the Company. The holders of the 2010 Warrants received replacement awards in the form of 2013 Plan Options and 2013 RSUs. The Company has accounted for this as a modification and will recognize the fair value of the cancelled 2010 Warrants in the 2013 Incentive Plan fair value. The amount related to the change in fair value resulting from the 2010 Warrants at the cancellation date was $1.5 million and will be recorded in the consolidated financial statements once the completion of the Qualified IPO or Special Transaction becomes probable. Refer to Note 15 “Stockholders’ Equity—Warrants” for more information. A summary of assumptions used to calculate the fair values of the cancelled 2010 Warrants is presented below:

	Original 2010 Warrants Immediately Prior to Cancellation	Original 2010 Warrants Immediately After to Cancellation
Expected volatility	30.0%	30.0%
Expected dividend yield	2.5%	2.5%
Expected term (years)	3.6	—
Risk-free interest rate	1.06%	1.06%
Weighted average fair value (per warrant)	$0.70	$—

Total fair value (in thousands)	$1,499	$—

As of December 31, 2013, the fair value of 2013 Incentive Plan awards was $17.3 million. The Company will record a total of $14.3 million of expense related to the outstanding 2013 Incentive Plan awards that were issued with immediate vesting and 2010 Warrants cancellation in the consolidated financial statements once the completion of the Qualified IPO or Special Transaction becomes probable. An additional $2.9 million of expense will be recorded over the remaining vesting term of the awards issued with three year vesting once the completion of the Qualified IPO or Special Transaction becomes probable. A summary of the fair values of the cancelled 2010 Warrants and 2013 Incentive Plan awards granted during the year ended December 31, 2013 is presented below (dollars in thousands):

	As of December 31, 2013
	Awards Issued with Immediate Vesting	Awards Issued with Three Year Vesting	Total
2013 Plan Options	$5,970	$2,921	$8,891
2013 RSUs	9,875	—	9,875

Total fair value of 2013 Incentive Plan awards	15,845	2,921	18,766
2010 Warrants modification fair value	(1,499)	—	(1,499)

Total fair value of 2013 Incentive Plan awards	$14,346	$2,921	$17,267

Florida Community Bank, N.A. 401(k) Plan

The Company sponsors the Florida Community Bank, N.A. 401(k) Plan, a tax-qualified, deferred compensation plan (the “401(k) Plan”). Under the terms of the 401(k) Plan eligible employees may contribute a portion of compensation not exceeding the limits set by law. Employees are eligible to participate in the plan after the first month following 90 days of service. Effective January 1, 2012, the 401(k) Plan allowed a matching employer contribution equal to 100% of elective deferrals that do not exceed 2% of compensation. Matching contributions are fully vested after three years of service. Total 401(k) matching employer contribution expense amounted to $329,000 and $419,000 for the years ended December 31, 2013 and 2012, respectively.